Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	CSOP ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001617113
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2018
Prospectus Date	rr_ProspectusDate	Jan. 29, 2018
CSOP FTSE CHINA A50 ETF | CSOP FTSE CHINA A50 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFTY
CSOP MSCI China A International Hedged ETF | CSOP MSCI China A International Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNHX
CSOP China CSI 300 A-H Dynamic ETF | CSOP China CSI 300 A-H Dynamic ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHA